Trade Accounts Receivable - Tabular Disclosure of Trade And Other Receivables (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade accounts receivable	S/ 1,041,330	S/ 904,997	S/ 612,994
Trade accounts receivable from related parties	3,191	1,637	312
Trade and other receivables	1,044,521	906,634	613,306
Less: Loss for impairment of trade receivables	(82,064)	(45,298)	(38,589)
Trade and other receivables net	962,457	861,336	574,717
Current	961,886	860,916	574,166
Non-current	S/ 571	S/ 420	S/ 551